Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON PARTNERS INCOME TRUST
SUPPLEMENT DATED NOVEMBER 30, 2022
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
DATED MAY 1, 2022 OF
WESTERN ASSET SHORT-TERM BOND FUND (THE “FUND”)

The following information supplements and supersedes the information contained in the section of the Fund’s Summary Prospectus and Prospectus titled “Performance”:
Effective November 30, 2022, the Bloomberg U.S. Government/Credit 1‑3 Year Index is replacing the FTSE Treasury/Government Sponsored/Credit 1‑3 Year Index as the Fund’s benchmark. The Fund’s subadviser believes the Bloomberg U.S. Government/Credit 1‑3 Year Index will provide a substantially similar comparison due to the similarities in the construction and characteristics of the indexes at a lower cost to the Fund.

Western Asset Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON PARTNERS INCOME TRUST
SUPPLEMENT DATED NOVEMBER 30, 2022
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
DATED MAY 1, 2022 OF
WESTERN ASSET SHORT-TERM BOND FUND (THE “FUND”)

The following information supplements and supersedes the information contained in the section of the Fund’s Summary Prospectus and Prospectus titled “Performance”:
Effective November 30, 2022, the Bloomberg U.S. Government/Credit 1‑3 Year Index is replacing the FTSE Treasury/Government Sponsored/Credit 1‑3 Year Index as the Fund’s benchmark. The Fund’s subadviser believes the Bloomberg U.S. Government/Credit 1‑3 Year Index will provide a substantially similar comparison due to the similarities in the construction and characteristics of the indexes at a lower cost to the Fund.